Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Banks's Shareholders (Detail)	12 Months Ended
Dec. 31, 2018
Brito Jorge Horacio [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	16.59%
Voting Interest	18.55%
Carballo Delfin Jorge Ezequiel [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	16.68%
Voting Interest	18.37%
ANSES FGS Law No. 26425 [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	27.49%
Voting Interest	25.77%
Grouped shareholders (Local Stock Exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	10.47%
Voting Interest	10.35%
Grouped shareholders (Foreign stock exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	28.77%
Voting Interest	26.96%
Banco Macro SA [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	99.945%
Voting Interest	99.945%
Others [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest	0.005%
Voting Interest	0.005%